Trade and other payables - Summary of Trade and Other Payables, Amounts Falling Due within One Year (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	[1]
Trade and other current payables [abstract]
Trade payables	£ 10,596.9	£ 10,206.5
Deferred income	1,334.0	1,153.7
Payments due to vendors (earnout agreements)	85.6	57.8
Liabilities in respect of put option agreements with vendors	58.4	9.3
Fair value of derivatives	6.4	1.8
Share repurchases - close period commitments	211.7	0.0
Other creditors and accruals	2,959.3	2,430.6
Total	£ 15,252.3	£ 13,859.7	[1]	£ 14,188.1

[1]	Figures have been restated as described in the accounting policies.